Loss for the year - Other finance costs and staff costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Interest expenses on lease liabilities (notes 13(a) and 25(b))	$ 203	$ 242	$ 244
Continuing operations
Salaries, wages and other benefits	26,995	27,745	21,058
Contributions to defined contribution retirement plan	700	719	369
Equity-settled share-based payment expenses	7,361	10,496	25,914
Total staff costs	35,056	38,960	47,341
Other finance cost
Continuing operations
Interest expenses on lease liabilities (notes 13(a) and 25(b))	203	120	41
Interest expenses on trade financing (note 25(a))	0	0	173
Changes in the carrying amount of preference shares liabilities (note 26)	0	0	3,753
Other interest expenses	0	0	28
Finance costs	203	120	3,995
Direct costs
Continuing operations
Total staff costs	602	1,998	283
Selling and distribution expenses
Continuing operations
Total staff costs	3,781	3,891	1,594
Research and development expenses
Continuing operations
Total staff costs	9,537	10,226	5,637
Administrative and other operating expenses
Continuing operations
Total staff costs	$ 21,136	$ 22,845	$ 39,827